Smead Value Fund
A series of Trust for Professional Managers

October 28, 2009

Supplement to the Prospectus and Statement of Additional Information
dated September 29, 2009

Effective immediately, the Advisor Class of shares of the Smead Value Fund will be closed to new purchases for all types of accounts.

Please retain this Supplement with your Prospectus and
Statement of Additional Information for future reference.